Basis of Preparation - Additional Information (Detail) - EUR (€) € in Thousands			6 Months Ended
		Apr. 08, 2026	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024	[2]
Basis of Preparation [Line Items]
Profit (loss)	[1]		€ (47,938)		€ (34,476)
Cash flows used in operating activities	[2]		(2,844)		12,119
Cash and cash equivalents			19,948	[3]	€ 27,304	[2]	€ 4,446	[2]	€ 20,036
Negative total equity balance			(59,562)	[3]			(31,693)
Total borrowings			191,251				164,666
Trade payables			€ 12,100
Percentage of share capital pledged as collateral			100.00%
Bridge loan		€ 5,650
Loan and borrowings outstanding			€ 208,815
Capital increase		€ 10,600	82,519	[3]			€ 66,260
Maturing Through 2030 [Member] | Syndicate Term Loan [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			55,300
Maturing in December 2030 [Member] | Bullet Instrument [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			68,000
Maturing in December 2030 [Member] | Working Capital Line [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			34,400
Maturing in December 2030 [Member] | New Working Capital Line [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			5,400
Extended to December 31, 2030 [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			11,700
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)			(47,938)
Retained earnings accumulated deficit			(179,513)
Cash and cash equivalents			25,064
Negative total equity balance			€ (59,641)

[1]	Unaudited
[2]	Unaudited
[3]	Unaudited